Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Oct. 01, 2018	Dec. 31, 2017	Oct. 01, 2017
Impairment
Goodwill	€ 5,452		€ 5,248
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Mobile Networks
Impairment
Goodwill	€ 963		950
Terminal growth rate		1.10%		1.10%
Post-tax discount rate		9.20%		8.90%
Fixed Networks
Impairment
Goodwill	836		812
Terminal growth rate		1.10%		1.10%
Post-tax discount rate		7.90%		8.60%
Global Services
Impairment
Goodwill	1,306		1,288
Terminal growth rate		1.00%		1.00%
Post-tax discount rate		8.60%		8.90%
IP/Optical Networks
Impairment
Goodwill	1,871		1,847
Terminal growth rate		1.30%		1.30%
Post-tax discount rate		9.10%		9.30%
Nokia Software
Impairment
Goodwill	€ 434		€ 405
Applications and Analytics
Impairment
Terminal growth rate		1.60%		1.70%
Post-tax discount rate		8.70%		8.20%